Income taxes - Summary of Non-Capital Loss (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Tax Credit Carryforward [Line Items]
Non-capital losses	$ 162,080	$ 118,373
2020
Tax Credit Carryforward [Line Items]
Non-capital losses	18,167
2021
Tax Credit Carryforward [Line Items]
Non-capital losses	16,932
2022
Tax Credit Carryforward [Line Items]
Non-capital losses	20,552
2023
Tax Credit Carryforward [Line Items]
Non-capital losses	16,820
2024
Tax Credit Carryforward [Line Items]
Non-capital losses	25,657
Thereafter until 2038
Tax Credit Carryforward [Line Items]
Non-capital losses	$ 63,952